Nature of Business	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

1. Nature of Business

Formation and Nature of Business

Endurance International Group Holdings, Inc., (“Holdings”) is a Delaware corporation which together with its wholly owned subsidiary company, EIG Investors Corp. (“EIG Investors”), its primary operating subsidiary company, The Endurance International Group, Inc. (“EIG”), and other subsidiary companies of EIG, collectively form the “Company”. The Company is a leading provider of cloud-based platform solutions designed to help small- and medium-sized businesses succeed online.

EIG and EIG Investors were incorporated in April 1997 and May 2007, respectively, and Holdings was originally formed as a limited liability company in October 2011 in connection with the acquisition by investment funds and entities affiliated with Warburg Pincus and Goldman, Sachs & Co. on December 22, 2011 of a controlling interest in EIG Investors, EIG and EIG’s subsidiary companies. On November 7, 2012, Holdings reorganized as a Delaware limited partnership and on June 25, 2013, Holdings converted into a Delaware C-corporation and changed its name to Endurance International Group Holdings, Inc.

Stock Split and Restated Certificate of Incorporation

On October 23, 2013, immediately after giving effect to a 105,187.363-for-one stock split, the Company had 105,187,363 shares of common stock issued and outstanding. After giving effect to the Company’s restated certificate of incorporation filed on October 23, 2013, the Company’s authorized capital stock consists of 500,000,000 shares of common stock, par value $0.0001 per share, and 5,000,000 shares of preferred stock, par value $0.0001 per share.

Corporate Reorganization

Pursuant to the terms of a corporate reorganization that was completed following the stock split and prior to the completion of the Company’s initial public offering, as described below, the former direct owner of Holdings, a limited partnership, was dissolved and in liquidation distributed the shares of the Company’s common stock to its limited partners. The distribution of common stock to the limited partners was determined by the value each partner would have received under the distribution provisions of the limited partnership agreement, valued by reference to the initial public offering price.

All share data in the consolidated financial statements retroactively reflects the shares of the Company’s common stock after giving effect to the 105,187.363-for-one stock split and the filing of the restated certificate of incorporation.

Initial Public Offering

On October 30, 2013, the Company closed an initial public offering (“IPO”) of its common stock, which resulted in the sale of 21,051,000 shares of its common stock at a public offering price of $12.00 per share. The offering resulted in gross proceeds to the Company of $252.6 million and net proceeds to the Company of $232.1 million after deducting underwriting discounts, commissions and offering expenses payable by the Company. Offering expenses include both capitalized and non-capitalized expenses.

Follow-on Offerings

On November 26, 2014, the Company closed a follow-on offering of its common stock, in which the Company sold 3,000,000 shares of its common stock at a public offering price of $14.50 per share and selling stockholders sold 10,000,000 shares of common stock. The underwriters also exercised their overallotment option to purchase an additional 1,950,000 shares of common stock from the selling stockholders. The Company did not receive any proceeds from the sale of shares by the selling stockholders. The follow-on offering resulted in gross proceeds to the Company of $43.5 million and net proceeds to the Company of $41.1 million after deducting underwriting discounts and commissions of $1.7 million and other estimated offering expenses of approximately $0.7 million payable by the Company. The Company incurred an additional $0.3 million of offering expenses on behalf of the selling stockholders, which was included in general and administrative expense in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2014.

On March 11, 2015, the Company closed a follow-on offering of its common stock, in which selling stockholders sold 12,000,000 shares of common stock at a public offering price of $19.00 per share. The underwriter also exercised its overallotment option to purchase an additional 1,800,000 shares of common stock from the selling stockholders. The Company did not receive any proceeds from the sale of shares by the selling stockholders. The Company incurred $0.7 million of offering expenses on behalf of the selling stockholders, which was included in general and administrative expense in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015.